Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial loss, Pre-Tax Amount	$ 39.3		$ 21.4	$ 18.9
Amortization of net actuarial loss, Tax	(15.1)		(8.1)	(6.7)
Amortization of net actuarial loss, included in pension cost	24.2		13.3	12.2
Amortization of prior service cost, Pre-Tax Amount	1.5		0.7	0.7
Amortization of prior service cost, Tax	(0.6)		(0.3)	(0.3)
Amortization of prior service cost, included in pension cost	0.9		0.4	0.4
Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial loss, Pre-Tax Amount	(38.6)	[1],[2]
Amortization of net actuarial loss, Tax	15.0	[1],[2]
Amortization of net actuarial loss, included in pension cost	(23.6)	[1],[2]
Amortization of prior service cost, Pre-Tax Amount	(1.5)	[1],[2]
Amortization of prior service cost, Tax	0.6	[1],[2]
Amortization of prior service cost, included in pension cost	(0.9)	[1],[2]
Total Reclassifications From Other Comprehensive Income Before Tax	(40.1)	[2]
Total Reclassifications From Other Comprehensive Income Tax Portion	15.6	[2]
Total Reclassifications From Other Comprehensive Income Net Of Tax	$ (24.5)	[2]

[1]	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See “Note 12. Retirement Plans” for additional details.
[2]	Amounts in parentheses indicate charges to earnings. Amounts pertaining to noncontrolling interests are excluded.